Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
COMMITMENTS AND CONTINGENCIES [Abstract]
Commitments
The following table sets forth the Group’s commitments as of December 31, 2020 (in thousands):

	2021	2022	2023	2024	2025	Thereafter	Total Payments Required
Royalties and expenditures for licensed content of games	$28,423	7,870	0	0	0	0	36,293
Purchase of bandwidth	14,084	150	102	0	0	0	14,336
Interest payment commitment	6,623	1,458	1,334	628	0	0	10,043
Operating lease obligations	4,144	3,647	1,165	73	37	0	9,066
Purchase of content and services — others	6,715	236	19	0	0	0	6,970
Purchase of content and services — video	5,398	1,006	0	0	0	0	6,404
Others	518	24	0	0	0	0	542

Total Payments Required	$65,905	14,391	2,620	701	37	0	83,654